Commitments and Contingencies - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Operating leases, rent expense	$ 8,166,836	$ 8,507,802	$ 4,274,500
Insurance deductible	250,000	100,000
Insurance aggregate stop loss	2,000,000	1,900,000
Accrued workers’ compensation and auto claims	971,351	739,775
Lease Payment Letters of Credit | Standby Letters of Credit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Letters of credit outstanding	454,560
Insurance Programs Letters of Credit | Letter of Credit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Letters of credit outstanding	1,636,000	1,176,000
Environmental Remediation Programs Letters of Credit | Letter of Credit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Letters of credit outstanding	$ 1,375,342	$ 1,375,342